UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

New Income Fund

Investor Class (PRCIX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$23	0.44%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Portfolio Turnover Rate	55.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F43-053 1/26

New Income Fund

Investor Class (PRCIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

New Income Fund

Advisor Class (PANIX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$47	0.92%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Portfolio Turnover Rate	55.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F243-053 1/26

New Income Fund

Advisor Class (PANIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

New Income Fund

R Class (RRNIX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$55	1.08%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Portfolio Turnover Rate	55.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F443-053 1/26

New Income Fund

R Class (RRNIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

New Income Fund

I Class (PRXEX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$18	0.36%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Portfolio Turnover Rate	55.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F533-053 1/26

New Income Fund

I Class (PRXEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

New Income Fund

Z Class (TRVZX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Portfolio Turnover Rate	55.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1264-053 1/26

New Income Fund

Z Class (TRVZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCIX New Income Fund
PANIX New Income Fund–
.
Advisor Class
RRNIX New Income Fund–
.
R Class
PRXEX New Income Fund–
.
I Class
TRVZX New Income Fund–
.
Z Class

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7.89 $ 7.84 $ 8.11 $ 8.66 $ 9.71 $ 9.70
Investment
activities
Net investment
income
(1)(2)
0.18 0.35 0.33 0.26 0.15 0.19
Net realized and
unrealized gain/
loss 0.19 0.05 (0.27) (0.55) (0.96) 0.11
Total from
investment
activities 0.37 0.40 0.06 (0.29) (0.81) 0.30
Distributions
Net investment
income (0.18) (0.35) (0.33) (0.26) (0.14) (0.20)
Net realized gain — — — — (0.10) (0.09)
Total distributions (0.18) (0.35) (0.33) (0.26) (0.24) (0.29)
NET ASSET
VALUE
End of period $ 8.08 $ 7.89 $ 7.84 $ 8.11 $ 8.66 $ 9.71

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.72% 5.18% 0.86% (3.35)% (8.50)% 3.08%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.58%
(4)
0.55% 0.54% 0.53% 0.45% 0.47%
Net expenses
after waivers/
payments by
Price Associates 0.44%
(4)
0.44% 0.44% 0.44% 0.45% 0.47%
Net investment
income 4.36%
(4)
4.39% 4.17% 3.13% 1.51% 1.96%
Portfolio turnover
rate
(5)
55.8% 99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 37.1% 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end of
period (in millions) $571 $580 $715 $819 $1,000 $2,911
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7.87 $ 7.82 $ 8.09 $ 8.64 $ 9.69 $ 9.68
Investment
activities
Net investment
income
(1)(2)
0.16 0.31 0.29 0.25 0.06 0.16
Net realized and
unrealized gain/
loss 0.19 0.05 (0.26) (0.55) (0.95) 0.11
Total from
investment
activities 0.35 0.36 0.03 (0.30) (0.89) 0.27
Distributions
Net investment
income (0.16) (0.31) (0.30) (0.25) (0.06) (0.17)
Net realized gain — — — — (0.10) (0.09)
Total distributions (0.16) (0.31) (0.30) (0.25) (0.16) (0.26)
NET ASSET
VALUE
End of period $ 8.06 $ 7.87 $ 7.82 $ 8.09 $ 8.64 $ 9.69

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.48% 4.68% 0.36% (3.43)% (9.31)% 2.75%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.41%
(4)
1.39% 1.29% 0.52% 1.31% 0.80%
Net expenses
after waivers/
payments by
Price Associates 0.92%
(4)
0.92% 0.92% 0.52% 1.31% 0.80%
Net investment
income 3.88%
(4)
3.91% 3.69% 2.99% 0.65% 1.62%
Portfolio turnover
rate
(5)
55.8% 99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 37.1% 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end
of period (in
thousands) $7,256 $7,218 $7,769 $9,209 $14,228 $20,183
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7.89 $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69
Investment
activities
Net investment
income
(1)(2)
0.15 0.30 0.28 0.20 0.08 0.12
Net realized and
unrealized gain/
loss 0.19 0.05 (0.27) (0.53) (0.95) 0.11
Total from
investment
activities 0.34 0.35 0.01 (0.33) (0.87) 0.23
Distributions
Net investment
income (0.15) (0.30) (0.28) (0.21) (0.08) (0.13)
Net realized gain — — — — (0.10) (0.09)
Total distributions (0.15) (0.30) (0.28) (0.21) (0.18) (0.22)
NET ASSET
VALUE
End of period $ 8.08 $ 7.89 $ 7.84 $ 8.11 $ 8.65 $ 9.70

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.39% 4.52% 0.21% (3.86)% (9.10)% 2.38%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.57%
(4)
1.30% 1.25% 1.08% 1.16% 1.30%
Net expenses
after waivers/
payments by
Price Associates 1.08%
(4)
1.08% 1.08% 1.08% 1.11% 1.15%
Net investment
income 3.72%
(4)
3.75% 3.54% 2.47% 0.84% 1.26%
Portfolio turnover
rate
(5)
55.8% 99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 37.1% 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end
of period (in
thousands) $1,020 $1,044 $1,043 $1,012 $1,407 $2,024
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7.89 $ 7.83 $ 8.11 $ 8.65 $ 9.70 $ 9.69
Investment
activities
Net investment
income
(1)(2)
0.18 0.36 0.34 0.27 0.16 0.20
Net realized and
unrealized gain/
loss 0.19 0.06 (0.28) (0.54) (0.96) 0.11
Total from
investment
activities 0.37 0.42 0.06 (0.27) (0.80) 0.31
Distributions
Net investment
income (0.18) (0.36) (0.34) (0.27) (0.15) (0.21)
Net realized gain — — — — (0.10) (0.09)
Total distributions (0.18) (0.36) (0.34) (0.27) (0.25) (0.30)
NET ASSET
VALUE
End of period $ 8.08 $ 7.89 $ 7.83 $ 8.11 $ 8.65 $ 9.70

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.76% 5.41% 0.81% (3.16)% (8.42)% 3.16%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.36%
(4)
0.35% 0.36% 0.36% 0.36% 0.39%
Net expenses
after waivers/
payments by
Price Associates 0.36%
(4)
0.35% 0.36% 0.36% 0.36% 0.39%
Net investment
income 4.44%
(4)
4.47% 4.26% 3.22% 1.67% 2.04%
Portfolio turnover
rate
(5)
55.8% 99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 37.1% 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end of
period (in millions) $2,071 $2,045 $2,561 $2,663 $3,015 $2,543
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7.89 $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69
Investment
activities
Net investment
income
(1)(2)
0.19 0.38 0.36 0.29 0.18 0.23
Net realized and
unrealized gain/
loss 0.20 0.06 (0.26) (0.54) (0.94) 0.12
Total from
investment
activities 0.39 0.44 0.10 (0.25) (0.76) 0.35
Distributions
Net investment
income (0.20) (0.39) (0.37) (0.29) (0.19) (0.25)
Net realized gain — — — — (0.10) (0.09)
Total distributions (0.20) (0.39) (0.37) (0.29) (0.29) (0.34)
NET ASSET
VALUE
End of period $ 8.08 $ 7.89 $ 7.84 $ 8.11 $ 8.65 $ 9.70

T. ROWE PRICE New Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.95% 5.64% 1.30% (2.81)% (8.09)% 3.56%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.32%
(4)
0.32% 0.32% 0.32% 0.34% 0.38%
Net expenses
after waivers/
payments by
Price Associates 0.00%
(4)
0.00% 0.00% 0.00% 0.00% 0.00%
Net investment
income 4.80%
(4)
4.83% 4.63% 3.58% 1.93% 2.37%
Portfolio turnover
rate
(5)
55.8% 99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 37.1% 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end of
period (in millions) $14,081 $13,142 $13,302 $12,355 $13,847 $15,804
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  7.8%
Car Loan  2.8%
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 15,730 15,746
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,169
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 4,375 4,376
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.172%, 12/26/31 (1) 4,759 4,773
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.572%, 12/26/31 (1) 104 104
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,890
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,628
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  10,260 10,376
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  6,410 6,421
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  4,135 4,147
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  5,115 5,161
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 561 554
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 13,735
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  13,890 14,214

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  3,080 3,086
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  24,990 25,001
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  5,785 5,798
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 12,248 12,324
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 16,332 16,160
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  6,765 6,755
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,464
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 6,525 6,614
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 4,495 4,604
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  17,226 17,144
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,304
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  8,135 8,146
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  11,500 11,508
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  9,545 9,605
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 7,900

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 34,365
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class B
4.50%, 9/15/29 (1) 3,480 3,500
Ford Credit Floorplan Master Owner Trust
Series 2025-2, Class A1
4.06%, 9/15/30  13,510 13,557
Ford Credit Floorplan Master Owner Trust
Series 2025-2, Class B
4.33%, 9/15/30  2,630 2,637
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 6,690 6,799
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 10,556 10,641
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 13,710 13,750
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 296 300
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  24,989 24,962
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 34,950 34,913
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  7,575 7,595
Santander Drive Auto Receivables Trust
Series 2025-4, Class A3
4.17%, 4/15/30  5,125 5,133
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 6,396 6,446
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,687
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,392

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 13,300 13,433
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 3,005
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 3,375 3,396
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 1,930 1,938
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 1,800 1,819
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 18,005 18,025
467,000
Credit Card  0.1%
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  16,765 17,070
17,070
Other Asset-Backed Securities  4.7%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 5.755%, 4/15/35 (1) 16,085 16,122
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 20,870 20,890
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 26,955 27,097
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 18,310 18,344
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 10/20/34 (1) 4,860 4,862
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 7,880 8,000
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 1,386 1,390

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 5,580 5,665
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/34 (1) 1,505 1,505
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 2,393 2,374
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/18/38 (1) 18,615 18,632
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.555%, 1/15/40 (1) 10,530 10,555
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 4,699 4,713
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 32,015 31,380
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,362
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 11,640 11,721
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 1,465 1,478
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 5,840 5,853
Dell Equipment Finance Trust
Series 2025-2, Class B
4.34%, 3/24/31 (1) 495 496
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 5,328 5,350
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,645

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 13,468 12,725
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 1/15/38 (1) 11,510 11,537
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 4,025 4,168
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 3,231 3,333
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.382%, 1/17/37 (1) 10,910 10,932
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.805%, 1/15/38 (1) 2,445 2,450
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 6,105 6,299
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,031 3,760
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 11,929 12,347
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 425 425
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 5,005 5,023
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,320 3,358
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 6,085 6,118
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 2,730 2,759
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.937%, 10/22/34 (1) 17,000 17,007

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.427%, 4/22/37 (1) 7,800 7,817
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 452 443
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 5.655%, 1/15/36 (1) 11,620 11,642
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 5.005%, 7/15/34 (1) 22,740 22,723
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.184%, 10/20/34 (1) 7,130 7,131
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.608%, 10/25/37 (1) 6,270 6,288
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 5.614%, 1/20/37 (1) 11,305 11,337
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.424%, 4/19/37 (1) 5,495 5,507
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 5.834%, 4/19/37 (1) 4,000 4,008
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.10%, 4/20/33 (1) 1,908 1,908
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 5,020 4,973
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 23,586
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 11,509 11,646
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 3,274 3,364
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 2,194 2,246

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.932%, 7/17/36 (1) 9,410 9,404
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/20/39 (1) 17,895 17,935
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.738%, 6/15/31 (1) 10,175 10,177
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.091%, 11/13/31 (1) 12,491 12,493
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.21%, 11/26/37 (1) 10,370 10,384
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.57%, 11/26/37 (1) 7,015 7,035
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.425%, 4/15/37 (1) 13,935 13,965
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 117 118
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,067
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,190
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 3,760 3,788
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 8,850 8,868
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.038%, 7/30/37 (1) 11,450 11,456
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 1,572 1,579
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 4,920 4,829

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.019%, 8/20/32 (1) 7,742 7,741
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 5.014%, 7/20/34 (1) 5,515 5,512
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.455%, 4/15/37 (1) 21,300 21,345
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 10/15/39 (1) 8,260 8,284
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 18,126 18,542
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 754 768
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 6,006 6,027
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/37 (1) 29,505 29,567
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/32 (1) 5,045 5,064
Symphony
Series 2023-40A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.612%, 1/5/38 (1) 8,515 8,545
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.105%, 10/15/31 (1) 13,937 13,937
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.357%, 1/22/38 (1) 13,970 13,946
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.134%, 7/20/31 (1) 5,419 5,419
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $21,108 (2)(3) 21,108 21,224
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 7,017 7,050

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.084%, 1/20/32 (1) 370 370
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.918%, 1/25/35 (1) 14,130 14,095
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 3,925 3,999
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,275
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.054%, 4/20/38 (1) 35,005 34,961
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 2,520 2,522
783,877
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 2,834 2,821
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 18,825
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 1,954 1,945
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 9,793 8,990
32,581
Total Asset-Backed Securities
(Cost $1,293,449) 1,300,528
BANK LOANS  3.6% (4)
FINANCIAL INSTITUTIONS  0.8%
Brokerage Asset Managers Exchanges  0.4%
Citadel Securities Global Holdings, FRN
1M TSFR + 2.00%, 5.916%, 10/31/31  53,673 53,850
Jane Street Group, FRN
3M TSFR + 2.00%, 5.822%, 12/15/31  9,918 9,814
63,664

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance  0.4%
Alera Group, FRN
1M TSFR + 3.25%, 7.166%, 5/30/32  4,540 4,557
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.416%, 9/19/31  13,519 13,521
Asurion,
FRN
1M TSFR + 4.25%, 8.166%, 9/19/30  2,234 2,190
Asurion, FRN
1M TSFR + 4.25%, 8.266%, 8/19/28  4,931 4,919
Asurion, FRN
1M TSFR + 5.25%, 9.28%, 1/31/28  7,728 7,386
Asurion, FRN
1M TSFR + 5.25%, 9.28%, 1/20/29 (5) 8,185 7,650
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.752%, 5/6/31  13,436 13,433
HUB International, FRN
3M TSFR + 2.25%, 6.12%, 6/20/30  19,971 20,040
73,696
Total Financial Institutions 137,360
INDUSTRIAL  2.2%
Basic Industry  0.0%
Qnity Electronics, FRN
6M TSFR + 2.00%, 5.698%, 11/1/32  2,665 2,672
2,672
Capital Goods  0.3%
Charter Next Generation, FRN
1M TSFR + 2.75%, 6.709%, 11/29/30  11,696 11,741
Engineered Machinery Holdings, FRN
3M TSFR + 3.25%, 11/22/32 (5) 2,855 2,866
Engineered Machinery Holdings, FRN
3M TSFR + 3.25%, 11/22/32 (5) 251 252
Filtration Group, FRN
1M TSFR + 2.75%, 6.666%, 10/21/28  5,037 5,064
Quikrete Holdings, FRN
1M TSFR + 2.25%, 6.166%, 1/30/32  8,807 8,815
TK Elevator U.S. Newco, FRN
6M TSFR + 2.75%, 6.947%, 4/30/30  8,273 8,319
TransDigm, FRN
3M TSFR + 2.25%, 6.252%, 3/22/30  7,818 7,825
TransDigm, FRN
3M TSFR + 2.50%, 6.502%, 8/19/32  2,040 2,044
46,926
Communications  0.2%
Lamar Media, FRN
1M TSFR + 1.50%, 5.451%, 9/23/32  16,225 16,184

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Level 3 Financing, FRN
1M TSFR + 3.25%, 7.166%, 3/29/32  8,535 8,546
24,730
Consumer Cyclical  0.5%
Belron Finance, FRN
3M TSFR + 2.25%, 6.12%, 10/16/31  4,949 4,973
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.166%, 2/6/30  3,354 3,318
Clarios Global, FRN
1M TSFR + 2.75%, 6.666%, 1/28/32  6,680 6,699
Delta 2, FRN
3M TSFR + 2.00%, 6.002%, 9/10/31  5,020 5,020
EOC Borrower, FRN
1M TSFR + 3.00%, 6.916%, 3/24/32  5,456 5,476
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.704%, 11/8/30  53,680 53,871
TKO Worldwide Holdings, FRN
3M TSFR + 2.00%, 5.868%, 11/21/31  12,106 12,143
91,500
Consumer Non-Cyclical  0.4%
Bausch + Lomb, FRN
1M TSFR + 4.25%, 8.166%, 1/15/31  4,708 4,734
ICON Luxembourg, FRN
3M TSFR + 2.00%, 6.002%, 7/3/28  1,366 1,377
IQVIA, FRN
3M TSFR + 1.75%, 5.752%, 1/2/31  40,408 40,620
Medline Borrower, FRN
1M TSFR + 2.00%, 5.916%, 10/23/28  3,651 3,656
Medline Borrower, FRN
1M TSFR + 2.00%, 5.916%, 10/23/30  6,355 6,362
Opal U.S., FRN
3M TSFR + 3.00%, 6.902%, 4/28/32  14,000 14,090
70,839
Energy  0.2%
EPIC Crude Services, FRN
1M TSFR + 2.50%, 6.34%, 10/15/31  4,810 4,822
Hilcorp Energy I, FRN
1M TSFR + 2.00%, 5.959%, 2/11/30  24,348 24,348
29,170
Technology  0.6%
Applied Systems, FRN
3M TSFR + 2.50%, 6.502%, 2/24/31  22,994 23,072
Applied Systems, FRN
3M TSFR + 4.50%, 8.502%, 2/23/32  882 897
AthenaHealth Group, FRN
1M TSFR + 2.75%, 6.666%, 2/15/29  4,928 4,918

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Avalara, FRN
3M TSFR + 2.75%, 6.735%, 3/26/32  7,010 7,033
Clearwater Analytics, FRN
6M TSFR + 2.25%, 6.46%, 4/21/32  5,105 5,105
Cloud Software Group, FRN
3M TSFR + 3.25%, 7.252%, 3/21/31  4,982 4,967
Ellucian Holdings, FRN
1M TSFR + 2.75%, 6.666%, 10/9/29  14,638 14,673
Epicor Software, FRN
1M TSFR + 2.50%, 6.416%, 5/30/31  11,880 11,912
Sandisk, FRN
3M TSFR + 3.00%, 6.857%, 2/20/32  4,238 4,262
UKG, FRN
3M TSFR + 2.50%, 6.338%, 2/10/31  18,175 18,159
94,998
Transportation  0.0%
AAdvantage Loyality IP, FRN
3M TSFR + 2.25%, 6.134%, 4/20/28  6,463 6,457
6,457
Total Industrial 367,292
UTILITY  0.6%
Electric  0.6%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 6.166%, 2/26/32  4,714 4,739
NRG Energy, FRN
3M TSFR + 1.75%, 5.593%, 4/16/31  76,047 76,142
Talen Energy Supply, FRN
1M TSFR + 2.00%, 10/9/32 (5) 2,725 2,725
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.353%, 5/17/30  3,205 3,210
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.353%, 12/13/31  5,221 5,228
Total Utility 92,044
Total Bank Loans
(Cost $595,053) 596,696
BOND FUNDS  0.0%
Mutual Funds & Exchange-Traded Funds  0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.26% (6)
(7) 38 361
Total Bond Funds
(Cost $341) 361

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS  25.8%
FINANCIAL INSTITUTIONS  8.5%
Banking  5.0%
American Express, VR, 4.918%, 7/20/33 (8) 7,040 7,199
American Express, VR, 5.016%, 4/25/31 (8) 17,670 18,234
American Express, VR, 5.667%, 4/25/36 (8) 6,685 7,093
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (EUR) (8) 1,500 1,851
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (8) 24,400 26,083
Banco Santander, 5.127%, 11/6/35  10,200 10,249
Bank of America, VR, 1.898%, 7/23/31 (8) 76,106 68,616
Bank of America, VR, 2.299%, 7/21/32 (8) 13,098 11,719
Bank of America, VR, 5.464%, 5/9/36 (8)(9) 17,215 18,084
Bank of America, VR, 5.468%, 1/23/35 (8) 9,896 10,421
Bank of America, VR, 5.819%, 9/15/29 (8) 25,037 26,123
Barclays, VR, 5.086%, 2/25/29 (8) 8,060 8,204
Barclays, VR, 5.367%, 2/25/31 (8) 9,700 10,018
Barclays, VR, 5.785%, 2/25/36 (8) 4,810 5,077
CaixaBank, VR, 4.885%, 7/3/31 (1)(8) 11,725 11,938
CaixaBank, VR, 5.581%, 7/3/36 (1)(8) 10,440 10,825
CaixaBank, VR, 6.037%, 6/15/35 (1)(8) 19,705 21,071
Capital One Financial, VR, 5.70%, 2/1/30 (8)(9) 3,361 3,496
Capital One Financial, VR, 7.624%, 10/30/31 (8) 3,005 3,392
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (8) 1,500 1,822
Ceska sporitelna, VR, 4.824%, 1/15/30 (EUR) (8) 1,500 1,822
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (8) 1,500 1,802
Citigroup, VR, 2.561%, 5/1/32 (8) 10,603 9,659
Citigroup, VR, 4.952%, 5/7/31 (8) 23,275 23,862
Citigroup, VR, 5.174%, 9/11/36 (8) 5,470 5,590
Citigroup, VR, 5.333%, 3/27/36 (8) 18,900 19,434
Credit Agricole, VR, 4.818%, 9/25/33 (1)(8)(9) 27,730 27,745
Credit Agricole, VR, 5.222%, 5/27/31 (1)(8) 9,010 9,279
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 12,075 12,579
Goldman Sachs Group, VR, 2.383%, 7/21/32 (8) 17,802 15,964
Goldman Sachs Group, VR, 3.615%, 3/15/28 (8) 20,205 20,084
Goldman Sachs Group, VR, 4.692%, 10/23/30 (8)(9) 17,765 18,052
Goldman Sachs Group, VR, 5.016%, 10/23/35 (8) 18,865 19,075
HSBC Holdings, VR, 4.619%, 11/6/31 (8) 8,930 8,971
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 4,475 4,177
JPMorgan Chase, VR, 2.739%, 10/15/30 (8) 12,398 11,782
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 38,833 36,646
JPMorgan Chase, VR, 4.603%, 10/22/30 (8)(9) 17,695 17,990
JPMorgan Chase, VR, 4.81%, 10/22/36 (8) 10,785 10,802

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 4.946%, 10/22/35 (8) 12,805 13,042
JPMorgan Chase, VR, 5.103%, 4/22/31 (8) 6,295 6,527
JPMorgan Chase, VR, 5.336%, 1/23/35 (8) 8,860 9,237
Morgan Stanley, VR, 5.173%, 1/16/30 (8) 15,220 15,650
Morgan Stanley, VR, 5.32%, 7/19/35 (8) 4,674 4,856
Morgan Stanley, VR, 5.664%, 4/17/36 (8) 7,595 8,036
PNC Financial Services Group, VR, 5.373%, 7/21/36 (8) 5,710 5,896
PNC Financial Services Group, VR, 5.575%, 1/29/36 (8) 8,445 8,864
Santander Holdings USA, VR, 5.473%, 3/20/29 (8) 9,975 10,158
Skandinaviska Enskilda Banken, 4.375%, 11/6/28 (EUR)  2,905 3,530
Skandinaviska Enskilda Banken, VR, 5.00%, 8/17/33 (EUR) (8) 3,005 3,657
Societe Generale, 7.367%, 1/10/53 (1) 14,430 15,678
Societe Generale, VR, 2.797%, 1/19/28 (1)(8) 24,245 23,797
Societe Generale, VR, 5.50%, 4/13/29 (1)(8)(9) 17,160 17,568
Societe Generale, VR, 6.691%, 1/10/34 (1)(8) 13,351 14,606
Standard Chartered, VR, 6.301%, 1/9/29 (1)(8) 6,880 7,156
State Street, VR, 4.784%, 10/23/36 (8) 4,245 4,243
Toronto-Dominion Bank, 4.928%, 10/15/35  9,815 9,897
Wells Fargo, VR, 2.572%, 2/11/31 (8) 49,550 46,326
Wells Fargo, VR, 5.15%, 4/23/31 (8) 39,452 40,784
826,338
Brokerage Asset Managers Exchanges  0.2%
Jane Street Group, 6.125%, 11/1/32 (1) 5,305 5,398
Jane Street Group, 6.75%, 5/1/33 (1) 9,630 10,039
Jane Street Group, 7.125%, 4/30/31 (1) 4,352 4,575
LPL Holdings, 5.65%, 3/15/35  9,315 9,526
LPL Holdings, 5.75%, 6/15/35 (9) 9,123 9,373
38,911
Finance Companies  0.3%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 4,180 4,203
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $13,460 (2)(3)(10) 13,460 13,460
Golub Capital Private Credit Fund, 5.875%, 5/1/30  9,581 9,677
Navient, 5.625%, 8/1/33 (9) 3,850 3,455
Navient, 7.875%, 6/15/32 (9) 2,924 3,012
Navient, 9.375%, 7/25/30  9,240 10,164
Navient, 11.50%, 3/15/31  6,225 6,918
OneMain Finance, 7.50%, 5/15/31  2,685 2,819
53,708
Financial Other  0.4%
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 5,490 5,515
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  8,470 9,390
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 5,840 5,889

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  30,488 31,174
HAT Holdings I, 8.00%, 6/15/27 (1) 10,245 10,629
Howard Hughes, 5.375%, 8/1/28 (1) 3,143 3,131
65,728
Insurance  1.9%
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 4,945 5,075
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 3,625 3,688
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,548
Arthur J Gallagher, 4.85%, 12/15/29  3,440 3,509
Arthur J Gallagher, 5.00%, 2/15/32  1,220 1,244
Aspen Insurance Holdings, 5.75%, 7/1/30  1,830 1,919
Athene Global Funding, 5.526%, 7/11/31 (1) 18,015 18,485
Centene, 4.25%, 12/15/27  3,340 3,292
Centene, 4.625%, 12/15/29  41,038 39,449
CNO Global Funding, 4.95%, 9/9/29 (1) 3,885 3,962
Corebridge Global Funding, 4.90%, 8/21/32 (1)(9) 3,585 3,619
Corebridge Global Funding, 5.20%, 1/12/29 (1) 3,270 3,353
Elevance Health, 4.75%, 2/15/30 (9) 6,955 7,088
Elevance Health, 4.95%, 11/1/31  9,295 9,505
Elevance Health, 5.125%, 2/15/53  8,335 7,604
Equitable America Global Funding, 3.95%, 9/15/27 (1) 1,135 1,135
Equitable America Global Funding, 4.70%, 9/15/32 (1) 2,775 2,766
Equitable America Global Funding, 4.95%, 6/9/30 (1) 9,900 10,095
First American Financial, 2.40%, 8/15/31  15,000 13,149
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 2,031 1,914
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 4,280 4,437
GA Global Funding Trust, 5.40%, 1/13/30 (1)(9) 10,015 10,286
GA Global Funding Trust, 5.50%, 4/1/32 (1) 10,780 10,979
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 6,825 7,020
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 8,635 8,891
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 17,935 17,474
HUB International, 7.25%, 6/15/30 (1) 7,205 7,529
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 9,930 10,309
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 4,758 4,978
Molina Healthcare, 6.25%, 1/15/33 (1) 3,405 3,401
Molina Healthcare, 6.50%, 2/15/31 (1) 1,515 1,543
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 3,040 3,146
RenaissanceRe Holdings, 5.80%, 4/1/35 (9) 1,630 1,718
RGA Global Funding, 5.00%, 8/25/32 (1) 10,725 10,777
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 4,775 4,850
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1)(9) 9,000 9,248

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UnitedHealth Group, 4.50%, 4/15/33  16,060 15,979
UnitedHealth Group, 5.05%, 4/15/53  24,469 22,505
UnitedHealth Group, 5.30%, 6/15/35 (9) 7,575 7,867
UnitedHealth Group, 5.95%, 6/15/55 (9) 4,270 4,472
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 7,995 8,100
318,908
Real Estate Investment Trusts  0.7%
Aedifica, 0.75%, 9/9/31 (EUR)  3,800 3,778
Alexandria Real Estate Equities, 2.00%, 5/18/32  3,101 2,621
Alexandria Real Estate Equities, 5.25%, 5/15/36  2,525 2,511
Alexandria Real Estate Equities, 5.50%, 10/1/35 (9) 4,850 4,933
American Homes 4 Rent, 5.25%, 3/15/35 (9) 4,645 4,742
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 30,114
Brixmor Operating Partnership, 4.85%, 2/15/33  2,455 2,457
Brixmor Operating Partnership, 5.20%, 4/1/32  3,630 3,719
Cofinimmo, 0.875%, 12/2/30 (EUR)  8,000 8,235
Essex Portfolio, 1.65%, 1/15/31  10,099 8,798
Extra Space Storage, 4.95%, 1/15/33  2,080 2,105
Extra Space Storage, 5.40%, 6/15/35  6,120 6,282
Healthcare Realty Holdings, 2.05%, 3/15/31  4,931 4,228
Invitation Homes Operating Partnership, 2.00%, 8/15/31  4,175 3,641
Invitation Homes Operating Partnership, 5.45%, 8/15/30  4,206 4,381
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 8,500 8,442
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 9,215 9,035
Realty Income, 5.125%, 4/15/35  2,805 2,863
Segro Capital, 1.875%, 3/23/30 (EUR)  1,685 1,870
Service Properties Trust, 8.625%, 11/15/31 (1) 6,575 6,912
Service Properties Trust, Zero Coupon, 9/30/27 (1) 1,545 1,373
123,040
Total Financial Institutions 1,426,633
INDUSTRIAL  14.9%
Basic Industry  0.6%
Antofagasta, 5.625%, 9/9/35 (1) 5,450 5,596
Celanese U.S. Holdings, 6.879%, 7/15/32  6,045 6,151
Celanese U.S. Holdings, 7.05%, 11/15/30  2,349 2,434
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1)(9) 1,880 1,941
Freeport-McMoRan, 4.25%, 3/1/30  4,247 4,227
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,675
Freeport-McMoRan, 4.625%, 8/1/30  2,715 2,733
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,558
Freeport-McMoRan, 5.45%, 3/15/43  7,215 7,034
IMCD, 3.625%, 4/30/30 (EUR)  7,730 9,007
Minera Mexico, 5.625%, 2/12/32 (1) 24,830 25,622

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Orbia Advance Corp., 6.80%, 5/13/30 (1) 16,050 16,027
Qnity Electronics, 6.25%, 8/15/33 (1) 335 346
Smurfit Westrock Financing, 5.418%, 1/15/35 (9) 3,205 3,301
Suzano Netherlands, 5.50%, 1/15/36  9,140 9,089
101,741
Capital Goods  1.2%
3M, 5.15%, 3/15/35 (9) 17,335 17,898
AGCO, 5.80%, 3/21/34 (9) 4,170 4,357
Amrize Finance U.S., 4.70%, 4/7/28 (1) 6,115 6,142
Amrize Finance U.S., 4.95%, 4/7/30 (1) 7,190 7,352
BAE Systems, 5.30%, 3/26/34 (1) 10,970 11,465
Boeing, 3.75%, 2/1/50  9,233 6,858
Boeing, 5.705%, 5/1/40  8,335 8,576
Boeing, 6.388%, 5/1/31  8,645 9,407
Boeing, 6.528%, 5/1/34  6,672 7,434
Boeing, 6.858%, 5/1/54  24,802 28,240
Deere, 5.45%, 1/16/35 (9) 16,960 18,030
Eagle Materials, 5.00%, 3/15/36  11,500 11,355
Ferguson Enterprises, 4.35%, 3/15/31  5,575 5,561
Ferguson Enterprises, 5.00%, 10/3/34  2,245 2,270
General Electric, 4.30%, 7/29/30  8,980 9,082
General Electric, 4.90%, 1/29/36 (9) 6,935 7,112
Quikrete Holdings, 6.375%, 3/1/32 (1) 5,039 5,241
RB Global Holdings, 7.75%, 3/15/31 (1) 3,662 3,831
Regal Rexnord, 6.05%, 4/15/28  16,795 17,377
RTX, 2.82%, 9/1/51  2,581 1,651
RTX, 5.15%, 2/27/33  5,881 6,127
TransDigm, 6.25%, 1/31/34 (1)(9) 1,480 1,532
TransDigm, 6.75%, 1/31/34 (1) 1,690 1,762
TransDigm, 6.875%, 12/15/30 (1) 2,555 2,664
TransDigm, 7.125%, 12/1/31 (1) 4,720 4,944
206,268
Communications  3.4%
American Tower, 4.90%, 3/15/30  2,490 2,545
AT&T, 3.50%, 9/15/53  9,230 6,333
AT&T, 4.55%, 11/1/32  9,765 9,758
Beignet Investor, 6.581%, 5/30/49 (1) 15,250 16,392
CCO Holdings, 4.25%, 2/1/31 (1) 4,320 3,969
CCO Holdings, 4.50%, 6/1/33 (1) 5,275 4,635
CCO Holdings, 7.375%, 3/1/31 (1) 6,710 6,844
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 9,576
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  8,800 9,530
Charter Communications Operating, 3.90%, 6/1/52  13,332 8,717
Chorus, 3.625%, 9/7/29 (EUR)  3,115 3,693

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Comcast, 3.25%, 11/1/39  23,223 18,405
Crown Castle, 5.80%, 3/1/34  8,360 8,781
Directv Financing, 5.875%, 8/15/27 (1) 318 318
EchoStar, 10.75%, 11/30/29  7,410 8,170
Elisa, 4.00%, 1/27/29 (EUR)  1,480 1,772
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  6,885 8,095
Interpublic Group, 4.65%, 10/1/28  7,525 7,501
Level 3 Financing, 6.875%, 6/30/33 (1) 1,380 1,408
Level 3 Financing, 7.00%, 3/31/34 (1) 11,840 12,136
Meta Platforms, 4.875%, 11/15/35  11,265 11,365
Meta Platforms, 5.50%, 11/15/45  13,900 13,842
Meta Platforms, 5.625%, 11/15/55  58,920 58,511
Netflix, 3.875%, 11/15/29 (EUR)  3,015 3,631
Netflix, 4.625%, 5/15/29 (EUR)  7,605 9,348
NTT Finance, 4.876%, 7/16/30 (1) 4,860 4,962
NTT Finance, 5.171%, 7/16/32 (1) 3,650 3,767
NTT Finance, 5.502%, 7/16/35 (1) 7,105 7,428
Prosus, 2.085%, 1/19/30 (EUR)  1,710 1,894
Rogers Communications, 5.00%, 2/15/29  18,431 18,794
Rogers Communications, 5.30%, 2/15/34  20,675 20,983
Rogers Communications, VR, 7.125%, 4/15/55 (8) 4,420 4,658
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 20,966
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 15,663
SBA Tower Trust, 4.831%, 10/15/29 (1) 17,915 18,020
Sirius XM Radio, 4.00%, 7/15/28 (1) 2,645 2,569
Sprint Capital, 6.875%, 11/15/28  24,540 26,442
Sprint Capital, 8.75%, 3/15/32  15,530 18,908
T-Mobile USA, 3.50%, 4/15/31  14,080 13,496
T-Mobile USA, 4.625%, 1/15/33  25,215 25,173
T-Mobile USA, 5.05%, 7/15/33  25,155 25,750
T-Mobile USA, 5.70%, 1/15/56  16,700 16,549
T-Mobile USA, 5.875%, 11/15/55  7,650 7,763
TDC Net, 6.50%, 6/1/31 (EUR)  5,340 6,860
Time Warner Cable, 6.55%, 5/1/37  1,398 1,426
Time Warner Cable, 6.75%, 6/15/39  7,092 7,174
Time Warner Cable, 7.30%, 7/1/38  2,193 2,328
Time Warner Cable Enterprises, 8.375%, 7/15/33  7,749 8,965
Verizon Communications, 5.00%, 1/15/36  8,135 8,110
Verizon Communications, 5.875%, 11/30/55  18,955 18,995
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1)(9) 3,509 3,646
Warnermedia Holdings, 5.05%, 3/15/42  10,040 8,007
564,571

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical  2.2%
Advance Auto Parts, 7.00%, 8/1/30 (1) 3,068 3,128
Advance Auto Parts, 7.375%, 8/1/33 (1) 5,626 5,731
Amazon.com, 5.45%, 11/20/55  25,205 25,365
Aptiv Swiss Holdings, 3.10%, 12/1/51 (9) 25,510 16,661
Belron U.K. Finance, 5.75%, 10/15/29 (1) 2,810 2,859
Carnival, 7.00%, 8/15/29 (1)(9) 3,575 3,754
CBRE Services, 4.80%, 6/15/30  4,575 4,650
CBRE Services, 4.90%, 1/15/33  3,545 3,583
Clarios Global, 6.75%, 5/15/28 (1)(9) 67 68
Clarios Global, 6.75%, 2/15/30 (1) 440 455
Ferrari, 3.625%, 5/21/30 (EUR)  7,090 8,428
Flutter Treasury, 5.875%, 6/4/31 (1) 2,470 2,493
Ford Motor Credit, 5.73%, 9/5/30 (9) 7,820 7,937
Ford Motor Credit, 6.798%, 11/7/28  5,070 5,309
Ford Motor Credit, 6.80%, 5/12/28  4,760 4,957
Ford Motor Credit, 7.20%, 6/10/30  8,914 9,570
Ford Motor Credit, 7.35%, 3/6/30  14,378 15,425
General Motors Financial, 4.20%, 10/27/28  7,080 7,078
General Motors Financial, 5.55%, 7/15/29 (9) 12,735 13,193
General Motors Financial, 6.40%, 1/9/33  4,466 4,812
GLP Capital, 5.25%, 2/15/33  10,545 10,548
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 2,955 3,066
Hyundai Capital America, 4.55%, 9/26/29 (1) 11,135 11,176
Hyundai Capital America, 4.75%, 9/26/31 (1) 7,295 7,351
Hyundai Capital America, 5.35%, 3/19/29 (1)(9) 5,630 5,793
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,407
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 7,017
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,601
Lowe's, 4.25%, 4/1/52  4,918 3,930
Lowe's, 5.625%, 4/15/53 (9) 2,440 2,404
Magna International, 5.875%, 6/1/35  715 761
Match Group Holdings II, 6.125%, 9/15/33 (1) 7,178 7,250
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $9,520 (2)(3)
(10) 9,520 9,520
Nissan Motor, 7.50%, 7/17/30 (1) 4,465 4,657
Nissan Motor Acceptance, 5.625%, 9/29/28 (1)(9) 1,802 1,794
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 8,415 8,341
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 15,894 16,216
Rivian Holdings, 10.00%, 1/15/31 (1)(9) 5,240 4,978
Ross Stores, 1.875%, 4/15/31  20,720 18,219
Toyota Motor Credit, 4.05%, 9/5/28  16,175 16,243
Uber Technologies, 4.30%, 1/15/30  19,620 19,751
Uber Technologies, 4.50%, 8/15/29 (1)(9) 17,774 17,713

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Uber Technologies, 4.80%, 9/15/34  2,750 2,766
Uber Technologies, 4.80%, 9/15/35  13,560 13,552
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 6,185 6,216
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  3,035 3,620
Yum! Brands, 5.375%, 4/1/32  3,270 3,311
365,657
Consumer Non-Cyclical  2.4%
AbbVie, 5.40%, 3/15/54  16,570 16,491
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  11,841 13,583
BAT Capital, 5.35%, 8/15/32 (9) 18,240 18,942
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,829
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  3,225 3,280
Bon Secours Mercy Health, 3.464%, 6/1/30  5,370 5,240
Cigna Group, 4.50%, 9/15/30  4,650 4,680
Cigna Group, 6.00%, 1/15/56  6,505 6,773
CommonSpirit Health, 2.782%, 10/1/30  1,345 1,258
CVS Health, 5.00%, 9/15/32 (9) 6,070 6,214
CVS Health, 5.05%, 3/25/48 (9) 37,769 33,900
CVS Health, VR, 6.75%, 12/10/54 (8) 16,515 17,051
CVS Health, VR, 7.00%, 3/10/55 (8) 8,080 8,433
Eli Lilly, 5.55%, 10/15/55  5,833 6,013
EMD Finance, 4.625%, 10/15/32 (1) 24,075 24,249
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  5,334 6,265
HCA, 4.60%, 11/15/32  19,960 19,907
HCA, 5.25%, 3/1/30 (9) 6,810 7,045
Icon Investments Six, 5.849%, 5/8/29  4,535 4,732
Icon Investments Six, 6.00%, 5/8/34 (9) 5,710 6,035
Imperial Brands Finance, 4.50%, 6/30/28 (1) 3,180 3,211
Imperial Brands Finance, 5.625%, 7/1/35 (1) 11,330 11,681
Imperial Brands Finance, 6.375%, 7/1/55 (1) 8,670 8,959
IQVIA, 6.25%, 6/1/32 (1) 4,585 4,786
IQVIA, 6.50%, 5/15/30 (1) 435 450
Kraft Heinz Foods, 5.00%, 6/4/42  2,541 2,356
Mars, 5.20%, 3/1/35 (1) 16,175 16,699
Mars, 5.65%, 5/1/45 (1) 11,635 11,870
Medline Borrower, 6.25%, 4/1/29 (1) 5,260 5,411
Philip Morris International, 4.625%, 10/29/35 (9) 16,945 16,684
Revvity, 1.90%, 9/15/28  5,508 5,164
Revvity, 2.25%, 9/15/31  7,580 6,647
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 17,628
Solventum, 5.90%, 4/30/54 (9) 31,477 32,199
Sutter Health, 5.164%, 8/15/33  5,265 5,451
Sutter Health, Series 2025, 5.213%, 8/15/32  3,400 3,547

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sutter Health, Series 2025, 5.537%, 8/15/35  11,135 11,783
Tenet Healthcare, 6.00%, 11/15/33 (1)(9) 645 666
Thermo Fisher Scientific, 4.894%, 10/7/37  15,170 15,208
UCB, 4.25%, 3/20/30 (EUR) (9) 3,100 3,717
406,037
Energy  2.3%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $4,491 (2)(3)(10) 4,520 4,486
Civitas Resources, 9.625%, 6/15/33 (1) 4,515 4,865
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 16,685 17,270
Coterra Energy, 5.60%, 3/15/34  4,096 4,227
Crescent Energy Finance, 7.375%, 1/15/33 (1) 5,545 5,254
Diamondback Energy, 5.40%, 4/18/34  25,974 26,612
Diamondback Energy, 5.75%, 4/18/54 (9) 25,543 24,525
Eni, 5.75%, 5/19/35 (1) 4,005 4,186
EOG Resources, 5.00%, 7/15/32  6,275 6,430
EOG Resources, 5.35%, 1/15/36  10,940 11,347
Expand Energy, 5.375%, 2/1/29  11,941 11,949
Harbour Energy, 6.327%, 4/1/35 (1) 12,145 12,450
HF Sinclair, 5.75%, 1/15/31  14,265 14,756
Hilcorp Energy I, 7.25%, 2/15/35 (1) 3,400 3,230
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,056 8,257
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 609
MPLX, 5.00%, 1/15/33  9,340 9,374
MPLX, 6.20%, 9/15/55  7,255 7,293
Occidental Petroleum, 6.05%, 10/1/54  8,515 8,225
Occidental Petroleum, 6.20%, 3/15/40  2,261 2,317
Occidental Petroleum, 8.875%, 7/15/30  26,910 31,115
ONEOK, 6.05%, 9/1/33  25,359 26,989
Permian Resources Operating, 6.25%, 2/1/33 (1) 3,085 3,150
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(9) 19,650 16,184
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(9) 3,860 3,341
Raizen Fuels Finance, 6.70%, 2/25/37 (1)(9) 5,930 5,089
Sunoco, 7.25%, 5/1/32 (1) 3,641 3,837
Sunoco, VR, 7.875% (1)(8)(11) 11,410 11,610
Targa Resources, 5.55%, 8/15/35  8,995 9,213
Targa Resources, 5.65%, 2/15/36 (9) 5,745 5,909
Targa Resources, 6.125%, 5/15/55  2,705 2,689
Targa Resources, 6.15%, 3/1/29  15,155 15,990
Targa Resources Partners, 5.50%, 3/1/30  5,907 6,001
TotalEnergies Capital International, 3.127%, 5/29/50  7,904 5,402
TotalEnergies Capital International, 3.461%, 7/12/49  7,180 5,192
Transcontinental Gas Pipe Line, 5.10%, 3/15/36 (1) 6,230 6,335
Transcontinental Gas Pipe Line, 5.75%, 3/15/56 (1) 4,335 4,355

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Venture Global LNG, 9.50%, 2/1/29 (1) 4,275 4,505
Venture Global LNG, VR, 9.00% (1)(8)(9)(11) 6,325 5,384
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 5,655 5,825
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 4,295 4,467
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 2,905 3,159
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 5,780 6,430
Wintershall Dea Finance, 1.823%, 9/25/31 (EUR)  1,800 1,861
381,694
Industrial Other  0.1%
Booz Allen Hamilton, 5.95%, 8/4/33 (9) 9,347 9,845
Booz Allen Hamilton, 5.95%, 4/15/35 (9) 10,885 11,293
21,138
Technology  2.4%
Alphabet, 4.375%, 11/15/32  17,350 17,529
Alphabet, 4.70%, 11/15/35  18,880 19,145
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $16,600 (2)(3)(10) 16,600 17,721
Atlassian, 5.25%, 5/15/29  5,055 5,176
Broadcom, 4.55%, 2/15/32  8,245 8,345
Broadcom, 4.80%, 2/15/36  15,635 15,667
Broadcom, 5.15%, 11/15/31  13,255 13,838
Cadence Design Systems, 4.70%, 9/10/34  11,765 11,817
Fiserv, 4.55%, 2/15/31  25,550 25,259
Foundry JV Holdco, 6.10%, 1/25/36 (1) 3,595 3,807
Foundry JV Holdco, 6.20%, 1/25/37 (1) 3,590 3,827
Foundry JV Holdco, 6.25%, 1/25/35 (1) 3,125 3,364
Foundry JV Holdco, 6.40%, 1/25/38 (1) 7,385 7,933
Marvell Technology, 2.95%, 4/15/31  13,927 12,942
Marvell Technology, 4.75%, 7/15/30  2,375 2,406
Marvell Technology, 5.45%, 7/15/35 (9) 10,260 10,582
Motorola Solutions, 5.40%, 4/15/34  7,860 8,140
Motorola Solutions, 5.55%, 8/15/35  15,800 16,460
NXP, 3.125%, 2/15/42  11,284 8,312
NXP, 3.25%, 11/30/51  35,200 23,632
NXP, 3.40%, 5/1/30  20,770 19,995
NXP, 4.30%, 6/18/29  5,242 5,238
Oracle, 4.80%, 9/26/32  6,965 6,846
Oracle, 5.20%, 9/26/35  8,785 8,589
Oracle, 5.95%, 9/26/55 (9) 43,465 40,364
Paychex, 5.60%, 4/15/35 (9) 6,070 6,361
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $17,200 (2)(3)(10) 17,200 17,200
Synopsys, 4.85%, 4/1/30  11,925 12,192
Synopsys, 5.70%, 4/1/55  12,155 12,162

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Instruments, 5.10%, 5/23/35 (9) 16,175 16,734
UKG, 6.875%, 2/1/31 (1) 3,205 3,301
Verisk Analytics, 5.125%, 2/15/36 (9) 7,540 7,627
392,511
Transportation  0.3%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  9,705 10,762
Burlington Northern Santa Fe, 5.50%, 3/15/55  14,325 14,348
Element Fleet Management, 5.037%, 3/25/30 (1) 6,850 7,024
Heathrow Funding, 1.875%, 3/14/34 (EUR)  7,117 7,176
Heathrow Funding, 3.875%, 1/16/36 (EUR)  1,740 1,995
41,305
Total Industrial 2,480,922
UTILITY  2.4%
Electric  2.1%
AEP Transmission, 5.375%, 6/15/35  1,000 1,038
AES, 5.80%, 3/15/32  24,580 25,214
AES Andes, 6.25%, 3/14/32 (1) 2,131 2,219
Alpha Generation, 6.75%, 10/15/32 (1) 2,310 2,374
Appalachian Power, 5.65%, 4/1/34  4,090 4,282
CFE Fibra, 5.875%, 9/23/40 (1) 2,240 2,237
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 7,312 7,542
Chpe, Series A, 5.51%, 9/30/35, Acquisition Date: 8/22/25,
Cost $3,500 (2)(3)(10) 3,500 3,500
Colbun, 5.375%, 9/11/35 (1) 5,780 5,838
Constellation Energy Generation, 5.75%, 3/15/54  14,350 14,380
DTE Energy, 5.10%, 3/1/29  22,930 23,511
Enel Finance International, 4.125%, 9/30/28 (1) 2,070 2,071
Enel Finance International, 5.00%, 9/30/35 (1)(9) 8,235 8,209
FirstEnergy, 2.65%, 3/1/30  15,341 14,241
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,571
FirstEnergy Transmission, 5.00%, 1/15/35  5,680 5,694
IPALCO Enterprises, 5.75%, 4/1/34  9,230 9,399
Jersey Central Power & Light, 5.15%, 1/15/36 (1) 9,780 9,943
Kentucky Utilities, 5.85%, 8/15/55  1,735 1,777
Louisville Gas & Electric, 5.85%, 8/15/55  1,735 1,769
National Grid Electricity Distribution East Midlands, 3.949%, 9/20/32
(EUR)  3,070 3,685
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 10,185 10,240
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 9,075
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 15,391 15,838
NRG Energy, 4.45%, 6/15/29 (1) 9,592 9,545
NRG Energy, 6.00%, 1/15/36 (1) 3,035 3,073
Pacific Gas & Electric, 3.50%, 8/1/50 (9) 6,018 4,135

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Pacific Gas & Electric, 4.95%, 7/1/50  5,605 4,827
Pacific Gas & Electric, 5.00%, 6/4/28  7,465 7,568
Pacific Gas & Electric, 5.05%, 10/15/32  13,330 13,432
Pacific Gas & Electric, 5.90%, 10/1/54  3,326 3,251
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,274
PSEG Power, 5.20%, 5/15/30 (1)(9) 1,909 1,956
Public Service of Oklahoma, 5.45%, 1/15/36 (9) 19,460 20,068
Southern Power, Series B, 4.90%, 10/1/35  5,100 5,053
Talen Energy Supply, 6.25%, 2/1/34 (1) 3,020 3,077
Talen Energy Supply, 6.50%, 2/1/36 (1) 5,445 5,615
Talen Energy Supply, 8.625%, 6/1/30 (1) 5,968 6,319
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 2,080 2,138
Vistra, VR, 8.00% (1)(8)(11) 2,470 2,513
Vistra, Series C, VR, 8.875% (1)(8)(11) 17,455 19,244
Vistra Operations, 5.70%, 12/30/34 (1) 443 457
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 6,122
Vistra Operations, 6.95%, 10/15/33 (1) 20,930 23,328
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $5,060 (2)(3)(10) 5,060 5,150
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1)(9) 4,360 4,562
348,354
Natural Gas  0.3%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,520 3,814
APA Infrastructure, 5.125%, 9/16/34 (1) 3,250 3,311
APA Infrastructure, 5.75%, 9/16/44 (1)(9) 4,400 4,455
Boston Gas, 6.119%, 7/20/53 (1) 5,860 5,991
Engie, 5.625%, 4/10/34 (1)(9) 7,835 8,237
Snam, 5.75%, 5/28/35 (1) 7,900 8,275
Snam, 6.50%, 5/28/55 (1) 4,425 4,775
Southern California Gas, 5.45%, 6/15/35  7,780 8,123
Southern Gas Capital, Series A, 4.05%, 9/15/28  1,515 1,515
Southern Gas Capital, Series B, 5.10%, 9/15/35  5,660 5,722
54,218
Total Utility 402,572
Total Corporate Bonds
(Cost $4,261,813) 4,310,127
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  3.0%
Government Guarantee  0.0%
Landsvirk, Series A, 5.37%, 5/15/33, Acquisition Date: 5/15/25,
Cost $2,435 (2)(3)(10) 2,435 2,435
2,435

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Owned No Guarantee  1.1%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 18,840 19,076
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 9,950 10,176
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 26,299 26,959
ESB Finance, 4.00%, 10/3/28 (EUR)  1,470 1,763
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 11,594 12,138
Landsbankinn, 5.00%, 5/13/28 (EUR)  1,490 1,819
Logicor Financing, 4.25%, 7/18/29 (EUR)  3,095 3,717
Logicor Financing, 4.625%, 7/25/28 (EUR)  3,055 3,693
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 29,579 30,396
Ma'aden Sukuk, 5.50%, 2/13/35 (1)(9) 5,633 5,879
NBN, 4.125%, 3/15/29 (EUR)  2,965 3,585
NBN, 4.375%, 3/15/33 (EUR)  2,870 3,563
Petroleos Mexicanos, 5.95%, 1/28/31  17,110 16,530
Petroleos Mexicanos, 7.69%, 1/23/50  9,285 8,294
Petroleos Mexicanos, 8.75%, 6/2/29  25,660 27,373
RTE Reseau de Transport d'Electricite SADIR, 1.50%, 9/27/30
(EUR)  3,900 4,200
179,161
Sovereign  1.1%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 16,640 16,914
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 9,600 9,815
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  20,560 24,460
Republic of Peru, 6.20%, 6/30/55  16,970 17,775
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 9,250 10,924
Republic of Romania, 5.75%, 9/16/30 (1) 28,140 28,899
Republic of Romania, 6.625%, 5/16/36 (1) 23,772 24,576
State of Israel, Series 10Y, 5.50%, 3/12/34  17,955 18,656
State of Israel, Series 10Y, 5.625%, 2/19/35 (9) 21,745 22,771
State of Kuwait, 4.652%, 10/9/35 (1) 11,860 11,901
United Mexican States, 5.375%, 3/22/33  8,870 8,874
195,565
Supranational  0.1%
Corp. Andina de Fomento, VR, 6.75% (1)(8)(11) 4,020 4,111
Inter-American Development Bank, 3.802%, 11/12/30  8,115 8,152
International Bank for Reconstruction & Development, STEP,
1.745%, 7/31/33  6,400 6,661
18,924

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Treasuries  0.7%
Government of Hungary, Series 35/A, 7.00%, 10/24/35 (HUF)  37,058,880 112,652
112,652
Total Foreign Government Obligations & Municipalities
(Cost $496,419) 508,737
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  2,975 3,248
3,248
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  3,043 3,320
3,320
Total Municipal Securities
(Cost $6,345) 6,568
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  3.7%
Collateralized Mortgage Obligations  1.9%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.954%, 9/25/29, Acquisition
Date: 8/29/24, Cost $18,775 (2)(3) 18,775 18,868
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1) 6,513 6,006
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 3,104 3,026
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 2,276 2,045
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM, 3.00%, 11/27/51 (1) 6,515 5,659
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
5.272%, 10/25/70 (1) 7,311 7,325
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 5,179 5,210
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 2,913 2,936
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 7,881 7,911
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
5.242%, 10/25/70 (1) 2,585 2,585

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM, 1.241%, 9/25/66 (1) 7,459 6,329
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM, 4.00%, 9/25/48 (1) 409 403
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
4.919%, 3/25/50 (1) 3,034 2,905
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM, 2.50%, 9/25/51 (1) 7,536 6,301
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 514 474
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM, 4.00%, 10/25/58 (1) 831 794
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 11,602 11,651
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 6.036%, 7/25/44 (1) 190 188
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.907%, 10/25/50 (1) 13,627 11,925
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 4,362 4,372
HOMES Trust
Series 2025-AFC2, Class A1B, CMO, STEP, 5.573%, 6/25/60 (1) 2,316 2,330
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 9,653 9,694
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 8,930 7,606
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 3,537 3,234
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (1) 3,120 2,844
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM, 3.50%, 6/25/50 (1) 103 102
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM, 3.50%, 6/25/50 (1) 254 252
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 9,850 9,883
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 14,438 14,544
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 3,185 3,210
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 3,368 3,391
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 9,511 7,865

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 17,939 18,153
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 24,960 25,139
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 2,207 2,221
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 730 688
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM, 4.00%, 5/27/49 (1) 1,975 1,869
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 405 362
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP, 5.143%, 7/27/65 (1) 6,531 6,567
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
5.222%, 7/27/65 (1) 6,909 6,912
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 7,960 8,032
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 470 433
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 2,034 1,923
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM, 4.00%, 8/25/48 (1) 154 153
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.322%, 5/25/44 (1) 10,738 10,791
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.322%, 8/25/44 (1) 16,092 16,177
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
5.172%, 9/25/45 (1) 10,497 10,490
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM, 1M TSFR + 1.114%,
5.069%, 10/25/59 (1) 1,806 1,807
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.601%, 10/25/64 (1) 6,841 6,844
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.788%, 6/25/65 (1) 14,038 14,161
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.788%, 6/25/65 (1) 7,081 7,102
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP, 2.724%, 1/25/67 (1) 4,510 4,257

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2025-8, Class A1F, CMO, ARM, SOFR30A + 1.15%, 5.222%,
9/25/70 (1) 5,217 5,212
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1) 1,081 1,044
322,205
Commercial Mortgage-Backed Securities  1.7%
BANK5
Series 2024-5YR10, Class A3, 5.302%, 10/15/57  5,050 5,220
BANK5
Series 2024-5YR10, Class AS, 5.637%, 10/15/57  2,590 2,675
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  9,095 9,599
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.233%,
11/15/34 (1) 10,230 128
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class A, ARM, 4.83%, 10/10/42 (1) 12,340 12,396
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, ARM, 1M TSFR + 1.293%, 5.252%,
12/15/39 (1) 15,371 15,269
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.60%,
5/15/41 (1) 30,678 30,698
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.282%,
1/15/42 (1) 13,305 13,297
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.359%,
6/15/35 (1) 5,460 5,460
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267%, 11/15/52  9,752 8,858
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C, 3.031%, 12/10/41 (1) 8,370 7,468
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D, 3.233%, 12/10/41 (1) 5,500 4,881
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.601%,
8/15/41 (1) 17,510 17,488
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.649%, 1/13/40 (1) 7,175 7,452
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 9,825 9,334
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.55%,
5/15/41 (1) 13,149 13,103

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A, ARM, 4.455%, 11/5/41 (1) 5,070 5,039
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 59,354 42,606
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 5.351%,
5/15/39 (1) 24,450 24,454
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.55%,
6/15/39 (1) 12,745 12,733
VNDO Trust
Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1) 8,849 8,705
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 13,100 13,107
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.186%, 10/15/58  19,800 20,459
290,429
Home Equity  0.1%
Towd Point Mortgage Trust
Series 2025-CES4, Class A1A, STEP, 5.091%, 10/25/65 (1) 13,889 13,950
13,950
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $645,621) 626,584
PREFERRED STOCKS  0.0%
Insurance  0.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,719 (2)(3) 2 1,753
Total Preferred Stocks
(Cost $1,719) 1,753
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  24.3%
U.S. Government Agency Obligations  19.4%
Federal Home Loan Mortgage
2.50%, 5/1/30  2,585 2,519
3.00%, 4/1/47  1,178 1,078
3.50%, 9/1/42 - 3/1/46  60,117 57,413
4.00%, 10/1/40 - 8/1/45  6,266 6,151
4.50%, 6/1/39 - 5/1/42  9,463 9,574
5.00%, 7/1/33 - 8/1/40  2,483 2,557
5.50%, 4/1/26 - 12/1/39  2,489 2,588
6.00%, 10/1/32 - 8/1/38  1,401 1,468
6.50%, 2/1/36 - 9/1/39  618 645

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
7.00%, 8/1/31 - 6/1/32  15 16
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.317%, 10/1/36  15 15
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  61 62
RFUCCT1Y + 1.848%, 6.451%, 3/1/36  56 58
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  39 40
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  33 34
RFUCCT1Y + 2.032%, 6.604%, 11/1/36  100 103
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  75,690 10,030
2.50%, 11/25/50 - 3/15/52  157,334 22,953
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  2 2
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  5,809 5,271
2.00%, 8/1/36 - 5/1/52  163,327 137,190
2.50%, 4/1/37 - 9/1/52  178,198 154,927
3.00%, 7/1/34 - 8/1/52  54,694 50,645
3.50%, 8/1/49 - 6/1/52  18,773 17,791
4.00%, 6/1/37 - 2/1/50  14,771 14,456
4.50%, 9/1/37 - 11/1/52  42,457 41,779
5.00%, 8/1/52 - 10/1/55  39,145 39,228
5.50%, 8/1/53 - 10/1/55  148,618 151,683
6.00%, 6/1/54 - 8/1/55  124,336 127,827
6.50%, 8/1/54 - 9/1/55  63,633 66,169
7.00%, 6/1/54  4,516 4,750
Federal National Mortgage Assn.
3.00%, 2/1/44  355 329
3.50%, 6/1/42 - 5/1/46  29,677 28,357
4.00%, 11/1/40  5,952 5,921
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  57 57
RFUCCT1Y + 1.599%, 6.385%, 7/1/36  148 153
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  41 41
RFUCCT1Y + 1.857%, 6.501%, 8/1/36  78 80
Federal National Mortgage Assn., CMO, IO
1.50%, 1/25/51  27,547 2,788
2.00%, 4/25/52 - 8/25/52  48,249 6,184
2.50%, 9/25/50 - 7/25/52  116,485 19,038
3.00%, 9/25/52  18,728 3,245
6.50%, 2/25/32  14 2
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  46,945 41,405
2.00%, 11/1/35 - 7/1/52  525,639 436,949

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
2.50%, 5/1/30 - 9/1/52  302,820 262,714
3.00%, 6/1/27 - 3/1/52  205,659 190,006
3.50%, 11/1/32 - 3/1/52  74,839 71,416
4.00%, 7/1/35 - 12/1/52  118,890 116,536
4.50%, 7/1/39 - 2/1/51  70,741 71,008
5.00%, 7/1/33 - 9/1/53  93,579 94,636
5.50%, 4/1/34 - 11/1/55  191,976 195,680
6.00%, 11/1/32 - 10/1/55  190,563 197,138
6.50%, 8/1/27 - 8/1/55  61,087 63,543
7.00%, 10/1/29 - 4/1/37  85 89
UMBS, TBA (12)
2.00%, 12/1/40 - 12/1/55  226,525 192,279
2.50%, 12/1/55  147,525 125,494
3.00%, 12/1/55  49,540 43,992
3.50%, 12/1/55  63,515 58,741
4.00%, 12/1/55  38,780 36,932
4.50%, 12/1/55  20,585 20,150
5.00%, 12/1/55  31,655 31,588
3,245,513
U.S. Government Obligations  4.9%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  8,004 7,263
2.00%, 1/20/51 - 3/20/52  125,021 104,108
2.50%, 8/20/50 - 3/20/52  139,598 121,218
3.00%, 9/15/42 - 6/20/52  96,937 88,202
3.50%, 9/15/41 - 10/20/49  70,378 65,754
4.00%, 2/20/41 - 10/20/52  66,758 64,273
4.50%, 7/15/26 - 6/20/53  58,577 58,074
5.00%, 9/15/33 - 6/20/48  28,274 28,980
5.50%, 10/20/32 - 3/20/49  12,059 12,445
6.00%, 1/20/34 - 11/20/52  18,184 18,730
6.50%, 3/15/26 - 12/15/31  21 22
7.00%, 5/20/28 - 11/20/28  5 5
7.50%, 7/15/28 - 8/15/28  20 20
8.00%, 9/15/27 - 10/15/27  28 28
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,282 2,143
3.50%, 10/20/50  9,510 8,203
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 1/20/51  96,314 11,451
2.50%, 11/20/50 - 2/20/51  19,196 2,611
3.50%, 5/20/43  2,280 327
4.00%, 2/20/43  1,632 260

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., TBA (12)
4.50%, 12/20/54  34,320 33,562
5.00%, 12/20/55  116,585 116,445
5.50%, 12/20/55  61,310 61,916
6.00%, 12/20/55  7,920 8,072
814,112
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,167,673) 4,059,625
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  30.3%
U.S. Treasury Obligations  30.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  37,775 24,424
U.S. Treasury Bonds, 2.25%, 5/15/41  17,435 13,077
U.S. Treasury Bonds, 3.25%, 5/15/42  76,690 65,189
U.S. Treasury Bonds, 3.375%, 8/15/42  300,420 258,842
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 146,655
U.S. Treasury Bonds, 4.00%, 11/15/42  304,955 284,930
U.S. Treasury Bonds, 4.125%, 8/15/44  70,785 66,364
U.S. Treasury Bonds, 4.125%, 8/15/53  115,975 105,746
U.S. Treasury Bonds, 4.25%, 2/15/54  292,825 272,728
U.S. Treasury Bonds, 4.25%, 8/15/54 (13) 272,955 254,179
U.S. Treasury Bonds, 4.375%, 8/15/43  272,825 265,972
U.S. Treasury Bonds, 4.50%, 2/15/44  389,730 385,117
U.S. Treasury Bonds, 4.50%, 11/15/54  74,730 72,584
U.S. Treasury Bonds, 4.625%, 5/15/44  25,840 25,916
U.S. Treasury Bonds, 4.625%, 11/15/44  145,830 145,921
U.S. Treasury Bonds, 4.625%, 5/15/54  20,665 20,487
U.S. Treasury Bonds, 4.625%, 2/15/55  24,515 24,311
U.S. Treasury Notes, 0.625%, 12/31/27  106,375 100,275
U.S. Treasury Notes, 2.75%, 8/15/32  54,660 51,363
U.S. Treasury Notes, 3.25%, 6/30/27  120,870 120,332
U.S. Treasury Notes, 3.50%, 9/30/29  51,240 51,148
U.S. Treasury Notes, 3.625%, 8/31/29  153,940 154,361
U.S. Treasury Notes, 3.75%, 8/31/31  60,355 60,562
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 214,300
U.S. Treasury Notes, 3.875%, 8/15/34  106,035 105,604
U.S. Treasury Notes, 4.00%, 10/31/29  30,180 30,663
U.S. Treasury Notes, 4.00%, 3/31/30 (13) 16,555 16,836
U.S. Treasury Notes, 4.00%, 1/31/31  220,085 223,868
U.S. Treasury Notes, 4.125%, 9/30/27 (13) 178,645 180,550
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,959
U.S. Treasury Notes, 4.125%, 10/31/29 (13) 97,625 99,646

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.125%, 3/31/32  93,360 95,402
U.S. Treasury Notes, 4.25%, 1/31/30 (13) 116,375 119,430
U.S. Treasury Notes, 4.25%, 11/15/34 (9) 20,090 20,544
U.S. Treasury Notes, 4.375%, 11/30/28  268,140 274,760
U.S. Treasury Notes, 4.375%, 12/31/29  83,985 86,557
U.S. Treasury Notes, 4.375%, 11/30/30  203,480 210,451
U.S. Treasury Notes, 4.375%, 5/15/34  267,715 276,813
U.S. Treasury Notes, 4.625%, 2/15/35  126,720 133,120
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $5,054,854) 5,066,986
SHORT-TERM INVESTMENTS  4.8%
Money Market Funds  4.8%
T. Rowe Price Government Reserve Fund, 4.02% (6)(14) 809,709 809,709
Total Short-Term Investments
(Cost $809,709) 809,709
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.99% (6)(14) 690 690
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 690
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.99% (6)(14) 98,840 98,840
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 98,840
Total Securities Lending Collateral
(Cost $99,530) 99,530
Total Investments in Securities
103.9% of Net Assets
(Cost $17,432,526) $ 17,387,204

T. ROWE PRICE New Income Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,039,110 and represents 18.2% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $115,317 and represents 0.7% of net assets.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) See Note 4. All or a portion of this security is on loan at November 30, 2025.
(10) Non-income producing
(11) Perpetual security with no stated maturity date.
(12) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $729,171 and represents 4.4% of net assets.
(13) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IO Interest-only security for which the fund receives interest on notional principal
MXN Mexican Peso
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 831,400 32,505 30,981 1,524
Total Bilateral Credit Default Swaps, Protection
Sold 30,981 1,524
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 4,106 90 83 7
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 6,353 120 70 50
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.435% (SOFR
+ 0.48%) at Maturity, 2/23/26 1,470 21 18 3
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 1,319 18 15 3
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 1,884 24 10 14
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 10,065 289 217 72
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 6,268 84 77 7
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 3,844 35 43 (8)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 1,299 16 10 6
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 2,010 9 — 9
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 1,775 43 46 (3)
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 1,892 32 21 11
Total Bilateral Total Return Swaps 610 171
Total Bilateral Swaps 31,591 1,695
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 1,339,462 32,734 30,973 1,761
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 41,353 (336) 474 (810)
Protection Sold (Relevant Credit: SES,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 22,061 (933) (748) (185)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 766
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 4.520% Semi-Annually, Pay
Variable (0.755)% (ICP) Semi-Annually,
10/2/27 (CLP) 217,241,294 272 — 272

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive
Fixed 4.533% Semi-Annually, Pay
Variable (0.768)% (ICP) Semi-Annually,
10/1/27 (CLP) 195,951,647 297 — 297
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 367,293 (1,458) — (1,458)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 347,477 (1,423) — (1,423)
Total Centrally Cleared Interest Rate Swaps (2,312)
Total Centrally Cleared Swaps (1,546)
Net payments (receipts) of variation margin to date 4,167
Variation margin receivable (payable) on centrally cleared swaps $ 2,621
* Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $2,599.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/26 MXN 777,935 USD 41,845 $ 440
Bank of America 1/16/26 USD 42,101 MXN 777,935 (184)
Bank of America 1/23/26 CHF 27,702 USD 34,990 (265)
Bank of America 2/20/26 USD 42,007 GBP 31,875 (184)
Barclays Bank 2/20/26 USD 41,762 GBP 31,875 (429)
Canadian Imperial Bank
of Commerce 1/16/26 USD 28,872 HUF 9,775,310 (775)
Citibank 1/16/26 USD 28,731 HUF 9,775,310 (915)
Deutsche Bank 1/16/26 USD 14,395 HUF 4,895,019 (451)
Deutsche Bank 2/20/26 USD 5,593 EUR 4,799 (1)
Goldman Sachs 2/20/26 USD 58,259 EUR 50,370 (439)
HSBC Bank 2/20/26 USD 2,516 EUR 2,149 12
JPMorgan Chase 2/20/26 EUR 1,913 USD 2,223 6
JPMorgan Chase 2/20/26 USD 1,710 EUR 1,471 (4)
Morgan Stanley 2/20/26 USD 22,526 EUR 19,327 3
RBC Dominion
Securities 1/23/26 USD 58,055 CHF 46,170 181
RBC Dominion
Securities 1/26/26 USD 42,210 CAD 58,790 14
RBC Dominion
Securities 2/6/26 CLP 23,978,260 USD 25,412 438
Standard Chartered 1/26/26 USD 43,569 CAD 60,680 16
Standard Chartered 2/20/26 EUR 2,803 USD 3,263 3
State Street 1/16/26 HUF 2,594,122 USD 7,753 115
State Street 1/16/26 USD 46,466 HUF 15,807,981 (1,476)
Toronto-Dominion Bank 1/26/26 USD 41,947 CAD 58,790 (249)
Toronto-Dominion Bank 2/20/26 USD 218,424 EUR 187,369 77
UBS Investment Bank 1/23/26 CHF 18,468 USD 23,304 (155)
UBS Investment Bank 2/20/26 EUR 3,052 USD 3,534 23
UBS Investment Bank 2/20/26 USD 63,225 EUR 54,443 (219)
Wells Fargo 2/20/26 EUR 581 USD 674 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ (4,414)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,243 Euro BOBL contracts 12/25 (170,121) $ (218)
Short, 782 Euro BTP contracts 12/25 (110,131) (2,484)
Short, 508 Euro BUND contracts 12/25 (75,969) (537)
Short, 279 Government of Canada five year bond
contracts 3/26 (22,846) (50)
Long, 15,822 U.S. Treasury Notes five year
contracts 3/26 1,736,712 843
Long, 1,964 U.S. Treasury Notes ten year
contracts 3/26 222,607 43
Long, 10,006 U.S. Treasury Notes two year
contracts 3/26 2,089,847 (562)
Short, 2,845 Ultra U.S. Treasury Bonds contracts 3/26 (344,067) (2,220)
Short, 4,334 Ultra U.S. Treasury Notes ten year
contracts 3/26 (503,624) (156)
Net payments (receipts) of variation margin to date 5,170
Variation margin receivable (payable) on open futures contracts $ (171)

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Z Class, 7.26%  $ — $ (1) $ 14
T. Rowe Price Government Reserve Fund,
4.02% — — 10,692++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ (1) $ 10,706+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
7.26%  $ 348 $ 14 $ — $ 361
T. Rowe Price Government
Reserve Fund, 4.02% 373,405  ¤  ¤ 809,709
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 99,530
Total $ 909,600^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $10,706 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $909,580.

T. ROWE PRICE New Income Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,432,526) $ 17,387,204
Interest receivable 140,582
Receivable for investment securities sold 37,974
Bilateral swap premiums paid 31,591
Cash 23,130
Due from affiliates 3,557
Variation margin receivable on centrally cleared swaps 2,621
Unrealized gain on bilateral swaps 1,706
Unrealized gain on forward currency exchange contracts 1,332
Receivable for shares sold 868
Foreign currency (cost $1) 1
Other assets 103
Total assets 17,630,669
Liabilities
Payable for investment securities purchased 775,172
Obligation to return securities lending collateral 99,530
Payable for shares redeemed 13,446
Unrealized loss on forward currency exchange contracts 5,746
Investment management fees payable 4,295
Variation margin payable on futures contracts 171
Unrealized loss on bilateral swaps 11
Payable to directors 8
Other liabilities 866
Total liabilities 899,245
Commitments and Contingent Liabilities (note 7)
NET ASSETS $ 16,731,424

T. ROWE PRICE New Income Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (2,913,999)
Paid-in capital applicable to 2,070,943,150 shares of $1.00
par value capital stock outstanding; 12,000,000,000 shares
authorized 19,645,423
NET ASSETS $ 16,731,424
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $570,802; Shares outstanding: 70,622,250) $ 8.08
Advisor Class
(Net assets: $7,256; Shares outstanding: 899,907) $ 8.06
R Class
(Net assets: $1,020; Shares outstanding: 126,278) $ 8.08
I Class
(Net assets: $2,070,859; Shares outstanding:
256,325,360) $ 8.08
Z Class
(Net assets: $14,081,487; Shares outstanding:
1,742,969,355) $ 8.08

T. ROWE PRICE New Income Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $28) $ 380,680
Dividend 10,797
Securities lending 106
Other 16
Total income 391,599
Expenses
Investment management 25,546
Shareholder servicing
Investor Class $ 751
Advisor Class 30
R Class 4
I Class 419 1,204
Rule 12b-1 fees
Advisor Class 9
R Class 3 12
Prospectus and shareholder reports
Investor Class 18
Advisor Class 1
I Class 16
Z Class 3 38
Custody and accounting 310
Legal and audit 60
Registration 59
Directors 25
Miscellaneous 43
Waived / paid by Price Associates (22,202)
Total expenses 5,095
Net investment income 386,504

T. ROWE PRICE New Income Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 11,630
Futures 42,947
Swaps (6,334)
Options written 695
Forward currency exchange contracts (11,062)
Foreign currency transactions 408
Net realized gain 38,284
Change in net unrealized gain / loss
Securities 380,130
Futures (15,866)
Swaps (7,472)
Forward currency exchange contracts (413)
TBA Sales Commitments (683)
Other assets and liabilities denominated in foreign currencies (39)
Change in net unrealized gain / loss 355,657
Net realized and unrealized gain / loss 393,941
INCREASE IN NET ASSETS FROM OPERATIONS $ 780,445

T. ROWE PRICE New Income Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 386,504 $ 806,559
Net realized gain (loss) 38,284 (189,857)
Change in net unrealized gain / loss 355,657 312,477
Increase in net assets from operations 780,445 929,179
Distributions to shareholders
Net earnings
Investor Class (13,074) (29,176)
Advisor Class (148) (300)
R Class (20) (38)
I Class (47,130) (112,610)
Z Class (336,960) (673,533)
Decrease in net assets from distributions (397,332) (815,657)
Capital share transactions
*
Shares sold
Investor Class 31,139 78,686
Advisor Class 219 1,046
R Class 64 239
I Class 106,190 643,413
Z Class 876,390 1,574,927
Distributions reinvested
Investor Class 12,239 27,553
Advisor Class 145 294
R Class 20 37
I Class 45,043 107,729
Z Class 335,113 671,584
Shares redeemed
Investor Class (65,869) (247,797)
Advisor Class (500) (1,946)
R Class (133) (288)
I Class (173,738) (1,290,233)
Z Class (592,905) (2,490,838)
Increase (decrease) in net assets from capital
share transactions 573,417 (925,594)

T. ROWE PRICE New Income Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase (decrease) during period 956,530 (812,072)
Beginning of period 15,774,894 16,586,966
End of period $ 16,731,424 $ 15,774,894
*Share information (000s)
Shares sold
Investor Class 3,893 9,839
Advisor Class 27 131
R Class 8 30
I Class 13,264 80,305
Z Class 109,588 197,234
Distributions reinvested
Investor Class 1,526 3,450
Advisor Class 18 37
R Class 3 5
I Class 5,620 13,499
Z Class 41,805 84,168
Shares redeemed
Investor Class (8,227) (31,074)
Advisor Class (62) (244)
R Class (17) (36)
I Class (21,728) (161,668)
Z Class (74,206) (313,319)
Increase (decrease) in shares outstanding 71,512 (117,643)

T. ROWE PRICE New Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Income
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and capital appreciation. The fund has five classes of shares: the New Income Fund, Inc. (Investor Class), the New Income Fund–
Advisor Class (Advisor Class), the New Income Fund–R Class (R Class),
the New Income Fund–I Class (I Class) and the New Income Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE New Income Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and
0.50%, respectively, of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally

T. ROWE PRICE New Income Fund

4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE New Income Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE New Income Fund

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,729,875 $ — $ 9,729,875
Asset-Backed Securities — 1,279,304 21,224 1,300,528
Bond Funds 361 — — 361
Corporate Bonds — 4,239,090 71,037 4,310,127
Foreign Government
Obligations & Municipalities — 506,302 2,435 508,737
Non-U.S. Government
Mortgage-Backed Securities — 607,716 18,868 626,584
Preferred Stocks — — 1,753 1,753
Short-Term Investments 809,709 — — 809,709
Securities Lending Collateral 99,530 — — 99,530
Total Securities 909,600 16,362,287 115,317 17,387,204
Swaps* — 35,616 — 35,616
Forward Currency Exchange
Contracts — 1,332 — 1,332
Futures Contracts* 886 — — 886
Total $ 910,486 $ 16,399,235 $ 115,317 $ 17,425,038
Liabilities
Swaps* $ — $ 3,876 $ — $ 3,876
Forward Currency Exchange
Contracts — 5,746 — 5,746
Futures Contracts* 6,227 — — 6,227
Total $ 6,227 $ 9,622 $ — $ 15,849
1
Includes Bank Loans, Municipal Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE New Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures $ 1,455
Foreign exchange derivatives Forwards 1,332
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 35,047
*
Total $ 37,834
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 9,108
Foreign exchange derivatives Forwards 5,746
Credit derivatives Centrally Cleared Swaps 995
Total $ 15,849
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (2,125) $ (2,125)
Interest rate
derivatives (10,265) — 42,947 — (23,641) 9,041
Foreign
exchange
derivatives — — — (11,062) — (11,062)
Credit
derivatives (1,677) 695 — — 19,432 18,450
Equity
derivatives (3,070) — — — — (3,070)
Total $ (15,012) $ 695 $ 42,947 $ (11,062) $ (6,334) $ 11,234

T. ROWE PRICE New Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 398 $ 398
Interest rate
derivatives 2,672 — (15,866) — (521) (13,715)
Foreign
exchange
derivatives — — — (413) — (413)
Credit
derivatives — — — — (7,349) (7,349)
Equity
derivatives 1,391 — — — — 1,391
Total $ 4,063 $ — $ (15,866) $ (413) $ (7,472) $ (19,688)
^ Options purchased are reported as securities.

T. ROWE PRICE New Income Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, securities valued at $4,347,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2025, collateral pledged by

T. ROWE PRICE New Income Fund

counterparties to the fund for bilateral derivatives consisted of $32,400,000 cash and securities valued at $639,000. As of November 30, 2025, securities valued at $101,331,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 2% and 5% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in

T. ROWE PRICE New Income Fund

exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 19% and
29% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date

T. ROWE PRICE New Income Fund

and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 35% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract

T. ROWE PRICE New Income Fund

(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $2,237,813,000 (13.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE New Income Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
17% and 24% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments,

T. ROWE PRICE New Income Fund

called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate

T. ROWE PRICE New Income Fund

unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, securities valued at $1,048,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $1,086,000 cash and securities valued at $1,233,000 as of November 30, 2025.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.

T. ROWE PRICE New Income Fund

Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not.

T. ROWE PRICE New Income Fund

At November 30, 2025, the value of loaned securities was $237,934,000; the aggregate value of collateral was $248,587,000 and consisted of cash collateral and related investments of $99,530,000 and U.S. government securities of
$149,057,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $2,844,356,000 and $2,097,139,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities aggregated $6,665,384,000 and $6,857,254,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$2,841,297,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $17,499,923,000. Net unrealized loss aggregated $59,993,000 at period-end, of which $233,556,000 related to appreciated investments and $293,549,000 related to depreciated investments.

T. ROWE PRICE New Income Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.03%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%. Effective October 1, 2024, Price
Associates has contractually agreed, at least through July 31, 2026, to waive a portion of its management fee so that an individual fund fee of 0.0255%
is applied to the fund’s average daily net assets that are equal to or greater than $20 billion. Thereafter, this agreement will automatically renew for one-
year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the six months ended November 30, 2025.

T. ROWE PRICE New Income Fund

The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE New Income Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $2,304,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For
the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $860,000 for
T. Rowe Price Services, Inc.; and $19,000 for T. Rowe Price Retirement Plan
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.44% 0.92% 1.08% 0.05% 0.00%
Expense
limitation date 07/31/27 07/31/27 07/31/27 07/31/27 N/A
(Waived)/
repaid during
the period
($000s) $(416) $(18) $(3) $— $(21,765)

T. ROWE PRICE New Income Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2025, the fund was charged $145,000 for shareholder servicing costs related to the college savings plans, of which $16,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
November 30, 2025, approximately 37% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.

T. ROWE PRICE New Income Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which
Price Associates is contractually obligated to waive and/or bear all of the
Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE New Income Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F43-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026